Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of amount due from related parties

	As of March 31,
	2026	2025
Accounts receivable, net from related party:
Nanchang Institute of Science & Technology(4)	$332,391	$—

Amount due from related parties:
Mr. Cong Zhao(1) (2)	$21,745	$—
Ms. Xing Xie(1)	—	5,512
Mr. Xili Huang(1)	—	5,898
	$21,745	$11,410
Amount due to related parties:
Ms. Yan Fu(3)	$45,540	$43,289
Nanchang Institute of Science & Technology (5)	12,942	—
Total	$58,483	$43,289

(1) All balances with the related parties as of March 31, 2026 and 2025 were unsecured, interest-free and had no fixed terms of repayments.

(2) The amounts due from Mr. Cong Zhao were advances made for a business project, which were repaid in full as of the date of the filing of this annual report with the SEC.

(3) The amounts due to Ms. Yan Fu primarily consisted of (1) the operating lease expenses paid on behalf of the Company by Ms. Yan Fu and (2) sales commissions owed her.

(4) The accounts receivable balance as of March 31, 2026 is presented net of a $9,985 allowance for credit losses. This allowance, together with the $1,742,065 addition to the allowance for third-party accounts receivable shown in Note 4, reconciles to the $1,752,050 provision for credit losses presented in the consolidated statement of cash flows. As of July 20, 2026, approximately $0.15 million, or 45%, of the net accounts receivable balance from Nanchang Institute of Science & Technology as of March 31, 2026 had been collected.

(5) The amounts due to Nanchang Institute of Science & Technology primarily consisted of the utility expenses paid on behalf of Jiangxi Yunxiaotong.

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		For the Years Ended
	Nature	March 31, 2026	March 31, 2025
Nanchang Institute of Science & Technology	Sales made during the year	$815,372	$—
AI Soft Cloud LLC	Sales made during the year	$710,280	$—
Link Door Smart Company	Sales made during the year	$532,055	$—
Ms. Wei Hu	Share-based compensation	$225,390	$—
Mr. Xili Huang	Share-based compensation	$225,390	$—